INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED FEBRUARY 26, 2021 OF:
Invesco Ultra Short Duration ETF (GSY)
Invesco Total Return Bond ETF (GTO)
(each, a “Fund”)
Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-PS-ACTIVE-1-PRO-SUP-1 042321